Operating Segments (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Schedule of Operating Segments
	Year ended December 31, 2022
	Drug Development	Online Sales	Total
Revenues
External	$-	$1,347	$1,347
Inter-segment	-	-	-
Total	-	1,347	1,347

Segment loss (gain)	8,405	(118)	8,287
Company’s share of losses of company accounted for at equity, net			109
Finance expense (income), net			(5,818)
Tax expense			14

Loss			2,592
	Year ended December 31, 2021
	Drug Development	Online Sales	Total
Revenues
External	$-	$-	$-
Inter-segment	-	-	-
Total	-	-	-

Segment loss	5,768	-	5,768
Finance expense (income), net			21

Loss			5,789
	Year ended December 31, 2020
	Drug Development	Online Sales	Total
Revenues
External	$-	$-	$-
Inter-segment	-	-	-
Total	-	-	-

Segment loss	3,293	-	3,293
Finance expense (income), net			242

Loss			3,535

	As of December 31, 2022
	Drug Development	Online Sales	Total

Segment Assets	$9,664	$941	$10,605
Segment Liabilities	$4,021	$135	$4,156
	As of December 31, 2021
	Drug Development	Online Sales	Total

Segment Assets	$9,916	$-	$9,916
Segment Liabilities	$1,775	$-	$1,775